CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Operating activities:
Net income (loss)	¥ 437,774,169	$ 62,882,325	¥ 371,220,289	¥ 273,186,674
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	40,366,299	5,798,256	25,549,965	24,956,433
Impairment of long-lived assets			5,008,677
Share of losses (gains) in equity investees	(140,564)	(20,191)	8,300,584	899,584
Gain from disposal of a long-term investment	(1,097,790)	(157,688)	(36,723,048)	(1,649,041)
Interest income	(35,659,822)	(5,122,213)	(20,447,590)	(14,698,429)
Interest expenses				1,442,709
Bad debt expense	38,423,347	5,519,168	1,978,374	483,610
(Gain) Loss from investments in equity securities	(55,253,744)	(7,936,704)	57,774,952	(59,165,221)
Loss (Gain) on disposal of property and equipment	860,000	123,531	(267,849)	3,899,331
Foreign exchange loss (gain)	(1,408,437)	(202,309)	430,430	2,784,857
Share-based compensation	26,490,395	3,805,107	16,108,950	38,048,000
Income tax expenses related to dividend distribution	19,845,708	2,850,658	23,345,894	67,675,809
Gains from the acquisition of an equity investee			(1,344,212)
Changes in operating assets and liabilities:
Accounts receivable	(52,263,625)	(7,507,200)	(12,368,310)	(17,931,396)
Prepaid rent	(14,316,252)	(2,056,401)	(185,941)	8,548,750
Inventories	351,518	50,492	621,293	(510,999)
Amounts due from related parties	(3,228,596)	(463,759)	1,694,216	13,816,640
Other current assets	10,990,176	1,578,641	(13,933,400)	(5,892,325)
Other assets	(22,637,263)	(3,251,639)	(1,964,823)	1,728,263
Accounts payable	4,814,800	691,603	1,183,032	(407,953)
Amounts due to related parties	3,232,453	464,313	(187,440)	290,093
Salary and welfare payable	(2,047,293)	(294,075)	(2,203,639)	7,507,074
Deferred revenue	18,973,331	2,725,348	78,439,349	78,565,271
Advance from customers	3,735,302	536,543	2,707,962	(2,116,543)
Accrued expenses and other current liabilities	27,198,083	3,906,760	(7,472,169)	32,058,446
Income tax payable	(12,476,008)	(1,792,066)	4,328,055	20,369,900
Unrecognized tax benefits	92,022,308	13,218,177	56,319,776	9,610,768
Deferred rent	(1,939,759)	(278,629)	(1,025,731)	(15,846,523)
Other long-term liabilities	21,538,701	3,093,841	22,636,533	10,672,479
Deferred taxes	(30,207,540)	(4,339,042)	(24,574,536)	(8,860,341)
Net cash provided by operating activities	513,939,897	73,822,847	554,949,643	469,465,920
Investing activities:
Purchases of property and equipment	(213,329,308)	(30,642,838)	(138,471,216)	(16,552,148)
Purchases of intangible assets	(2,240,298)	(321,799)	(3,491,958)	(15,386)
Proceeds from disposal of property and equipment	1,800,000	258,554	126,301	2,678,696
Acquisitions, net of cash received	(325,016,059)	(46,685,636)	(13,302,894)
Advance for acquisitions	(38,869,400)	(5,583,240)	(18,121,700)
Purchases of short-term investments	(823,183,360)	(118,242,891)	(772,540,145)	(781,850,000)
Proceeds from short-term investments	1,107,076,219	159,021,549	889,325,672
Increase of long-term time deposits	(500,000,000)	(71,820,506)	(60,000,000)
Purchases of investments in equity securities	(328,228,962)	(47,147,141)	(88,258,150)	(140,673,872)
Proceeds from disposal of equity securities	222,015,253	31,890,496	30,544,376	64,874,851
Proceeds from disposal of equity method investments	1,671,092	240,037	89,182,803
Loan to related parties (including loan to a related party settled with dividend payable in December)	(634,638,425)	(91,160,105)	(4,300,000)	(3,500,000)
Repayment from related parties	458,752,530	65,895,678		136,781,724
Loan to third parties	(10,340,000)	(1,485,249)	(166,819,164)
Repayment from third parties			118,380,000
Loan to franchisees	(157,411,151)	(22,610,697)	(54,060,267)	(6,600,000)
Repayment from franchisees	21,985,474	3,158,016	10,050,000
Net cash used in investing activities	(1,219,956,395)	(175,235,772)	(181,756,342)	(744,856,135)
Financing activities:
Distribution to the shareholders (Note 1)	(226,951,236)	(32,599,505)	(200,532,021)	(579,042,699)
Income tax paid related to the above distribution			(3,000,000)	(64,675,809)
Proceeds from short-term borrowings			60,000,000	60,000,000
Repayment of short-term borrowings				(61,442,709)
Capital contribution from noncontrolling interest holders	14,719,481	2,114,321
Proceeds from issuance of Class A ordinary shares (Note 1)			837,505,007
Payment for initial public offering costs			(30,827,578)
Net cash (used in) generated from financing activities	(212,231,755)	(30,485,184)	663,145,408	(645,161,217)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(6,917,309)	(993,609)	66,023,411	(1,467,838)
Net increase (decrease) in cash and cash equivalents and restricted cash	(925,165,562)	(132,891,718)	1,102,362,120	(922,019,270)
Cash and cash equivalents and restricted cash at the beginning of the year	1,267,325,785	182,039,959	164,963,665	1,086,982,935
Cash and cash equivalents and restricted cash at the end of the year	342,160,223	49,148,241	1,267,325,785	164,963,665
Supplemental disclosure of cash flow information:
Interest paid	(2,133,568)	(306,468)		(1,442,709)
Income taxes paid	(120,341,664)	(17,285,998)	(93,299,479)	(160,064,218)
Supplemental disclosure of non-cash investing and financing activities:
Dividend payable settled by loan to a related party	157,461,267	22,617,896
Consideration payable for acquisitions	16,776,500	2,409,793	10,000,000
Current assets settled for acquisition of a subsidiary	37,255,016	5,351,348	8,225,876
Ordinary shares issued or to be issued for acquisitions	124,695,851	17,911,438
Contingent consideration included in other current liabilities	4,027,207	578,472
Returnable consideration included in other assets	3,333,420	478,816
Acquisition of a subsidiary transferred from long-term investment			3,330,000
Reconciliation of cash, cash and equivalents and restricted cash
Cash and cash equivalents	319,847,701	45,943,248	1,264,025,785	161,963,665
Restricted cash	22,312,522	3,204,993	3,300,000	3,000,000
Cash and cash equivalents and restricted cash at the end of the year	¥ 342,160,223	$ 49,148,241	¥ 1,267,325,785	¥ 164,963,665